Inventories - Activity in Reserves for Excess and Obsolete Inventory (Details) - SEC Schedule, 12-09, Reserve, Inventory [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowance beginning of period	$ (10,599)	$ (10,141)	$ (5,103)
Additions charged to expense	(419)	(1,004)	(5,711)
Write-offs	104	947	739
Foreign currency and other	1,601	(401)	(66)
Valuation allowance end of period	$ (9,313)	$ (10,599)	$ (10,141)